American Fidelity Assurance Company and American Fidelity Separate Account A (File No. 811-01764) hereby incorporate by reference the annual report for the underlying fund below for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").

Filer/Entity:                          Vanguard® Variable Insurance Fund
      Fund/Portfolio Name: Total Stock Market Index Portfolio
File #:                                         811-05962
CIK#                                           0000857490
Accession:                           0000932471-18-007022
Date of Filing:                    08/30/18

This annual report is for the period ended June 30, 2018 and has been transmitted to contract holders in accordance with Rule 30e-2 under the Act.

Any questions regarding this filing may be directed to Jennifer Wheeler at (405) 416-7984.